Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay B Portfolio

June 30, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 24.9%
Australia – 2.0%
Australia Government Bond Series 136 4.75%, 04/21/2027(a)	AUD	9,947	$7,325,867
Series 145 2.75%, 06/21/2035(a)		518	322,488
Series 148 2.75%, 11/21/2027(a)		12,670	8,509,955
Series 150 3.00%, 03/21/2047(a)		1,043	625,778
Series 158 1.25%, 05/21/2032		2,743	1,527,409
Series 163 1.00%, 11/21/2031(a)		2,709	1,487,664

			19,799,161

Austria – 0.6%
Republic of Austria Government Bond Zero Coupon, 02/20/2030(a)	EUR	405	372,929
0.90%, 02/20/2032(a)		5,412	5,161,013

			5,533,942

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 84 1.45%, 06/22/2037(a)		1,242	1,149,572

Canada – 0.2%
Canadian Government Bond 2.00%, 12/01/2051	CAD	1,763	1,070,661
2.25%, 12/01/2029		808	591,230

			1,661,891

China – 0.4%
China Government Bond Series INBK 2.80%, 03/24/2029	CNY	13,960	2,082,645
3.81%, 09/14/2050		15,000	2,409,658

			4,492,303

Germany – 1.9%
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 02/15/2032-08/15/2050(a)	EUR	9,378	8,025,933
0.25%, 02/15/2029(a)		3,005	2,969,308
3.25%, 07/04/2042(a)		1,640	2,198,551
Series 3 4.75%, 07/04/2034(a)		1,070	1,527,219
Series G Zero Coupon, 08/15/2031-08/15/2050(a)		4,200	3,693,049

			18,414,060

	Principal Amount (000)		U.S. $ Value

Indonesia – 0.1%
Indonesia Treasury Bond Series FR87 6.50%, 02/15/2031	IDR	12,747,000	$817,143

Ireland – 0.1%
Ireland Government Bond Zero Coupon, 10/18/2031(a)	EUR	583	511,046

Italy – 0.7%
Italy Buoni Poliennali Del Tesoro 0.25%, 03/15/2028(a)		4,885	4,475,799
0.45%, 02/15/2029(a)		2,065	1,854,671
0.95%, 09/15/2027(a)		561	543,931
1.50%, 04/30/2045(a)		642	462,707

			7,337,108

Japan – 2.0%
Japan Government Five Year Bond Series 138 0.10%, 12/20/2023	JPY	546,850	4,041,483
Japan Government Thirty Year Bond Series 36 2.00%, 03/20/2042		35,600	315,199
Series 65 0.40%, 12/20/2049		188,950	1,146,136
Series 68 0.60%, 09/20/2050		214,900	1,361,973
Series 74 1.00%, 03/20/2052		86,000	601,100
Japan Government Twenty Year Bond Series 171 0.30%, 12/20/2039		112,650	764,273
Series 177 0.40%, 06/20/2041		297,300	2,012,012
Series 180 0.80%, 03/20/2042		211,050	1,532,010
Japan Government Two Year Bond Series 428 0.005%, 09/01/2023		373,500	2,756,242
Series 430 0.005%, 11/01/2023		745,350	5,500,472

			20,030,900

Malaysia – 0.1%
Malaysia Government Bond Series 0310 4.498%, 04/15/2030	MYR	4,736	1,085,492

	Principal Amount (000)		U.S. $ Value

South Korea – 0.9%
Korea Treasury Bond Series 2703 2.375%, 03/10/2027	KRW	6,846,450	$4,977,147
Series 3112 2.375%, 12/10/2031		5,037,420	3,481,560

			8,458,707

United Kingdom – 0.4%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	1,021	861,130
1.25%, 07/31/2051(a)		628	555,280
1.50%, 07/31/2053(a)		215	202,454
1.75%, 09/07/2037(a)		2,663	2,898,378

			4,517,242

United States – 15.4%
U.S. Treasury Bonds 1.125%, 08/15/2040(b)	U.S.$	8,875	6,163,965
1.75%, 08/15/2041		6,975	5,337,118
1.875%, 02/15/2051		10,463	7,917,246
2.00%, 11/15/2041-08/15/2051		8,719	6,862,162
2.25%, 08/15/2046-02/15/2052		1,583	1,296,862
2.375%, 02/15/2042-11/15/2049		1,935	1,649,147
2.875%, 05/15/2049-05/15/2052		1,764	1,668,774
3.00%, 11/15/2045		169	158,121
3.25%, 05/15/2042		1,547	1,518,530
3.375%, 11/15/2048		495	506,988
3.625%, 08/15/2043		1,873	1,931,996
4.375%, 11/15/2039(c)		5,290	6,136,400
U.S. Treasury Notes 0.125%, 08/31/2022(c)		17,425	17,379,014
0.25%, 05/31/2025		2,525	2,332,074
0.375%, 04/15/2024-01/31/2026		17,249	16,210,272
0.50%, 11/30/2023		4,565	4,411,644
0.875%, 09/30/2026		6,397	5,850,799
1.125%, 02/15/2031		1,975	1,701,327
1.25%, 11/30/2026-08/15/2031		8,203	7,279,693
1.375%, 11/15/2031		4,369	3,800,260
1.50%, 02/15/2030(c)		3,867	3,479,696
1.625%, 05/15/2026(b)		6,600	6,261,655
1.875%, 02/28/2027-02/15/2032		3,532	3,286,545
2.125%, 05/31/2026		5,545	5,363,055
2.25%, 02/15/2027		16,298	15,737,756
2.50%, 04/30/2024		7,142	7,085,087
2.75%, 04/30/2027-02/15/2028		2,832	2,789,089
2.875%, 09/30/2023-05/15/2032		7,603	7,584,490

			151,699,765

Total Governments - Treasuries (cost $271,154,507)			245,508,332

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 22.0%
United States – 22.0%
U.S. Treasury Inflation Index 0.125%, 01/15/2023-07/15/2031(TIPS)	U.S.$	99,371	$97,537,046
0.25%, 01/15/2025-07/15/2029(TIPS)		26,417	26,146,602
0.375%, 07/15/2023-07/15/2027(TIPS)(b) (c)		40,059	40,185,416
0.50%, 01/15/2028(TIPS)		2,420	2,407,393
0.625%, 01/15/2024(TIPS)		10,943	11,125,568
0.75%, 07/15/2028(TIPS)		14,112	14,253,244
0.875%, 01/15/2029(TIPS)		9,081	9,186,269
1.75%, 01/15/2028(TIPS)		4,142	4,402,505
2.50%, 01/15/2029(TIPS)		6,759	7,529,421
3.875%, 04/15/2029(TIPS)		3,332	4,030,699

Total Inflation-Linked Securities (cost $225,355,330)			216,804,163

CORPORATES - INVESTMENT GRADE – 16.3%
Industrial – 8.0%
Basic – 0.5%
Anglo American Capital PLC 3.875%, 03/16/2029(a)		634	582,606
Freeport Indonesia PT 4.763%, 04/14/2027(a)		585	560,138
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(a)		467	466,942
LyondellBasell Industries NV 5.75%, 04/15/2024		277	283,296
Nexa Resources SA 6.50%, 01/18/2028(a)		405	386,851
Nucor Corp. 4.30%, 05/23/2027		571	568,785
Suzano Austria GmbH 2.50%, 09/15/2028		1,282	1,036,817
3.75%, 01/15/2031		526	424,850
WRKCo., Inc. 4.00%, 03/15/2028		519	509,170

			4,819,455

Capital Goods – 0.3%
CNH Industrial Capital LLC 3.95%, 05/23/2025		815	804,731
Flowserve Corp. 2.80%, 01/15/2032		530	411,815
Parker-Hannifin Corp. 3.25%, 06/14/2029		223	203,927
4.50%, 09/15/2029		667	663,658
Raytheon Technologies Corp. 4.125%, 11/16/2028		671	662,908
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		162	154,694
4.40%, 03/15/2024		343	342,273

			3,244,006

Communications - Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		167	132,307
5.125%, 07/01/2049		256	213,665
5.375%, 05/01/2047		140	119,841
5.75%, 04/01/2048		130	116,903

	Principal Amount (000)		U.S. $ Value

Discovery Communications LLC 4.65%, 05/15/2050	U.S.$	184	$144,659
5.20%, 09/20/2047		599	513,450
5.30%, 05/15/2049		262	225,792
Fox Corp. 4.709%, 01/25/2029		210	206,201
5.576%, 01/25/2049		346	337,194
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		156	154,225
Magallanes, Inc. 3.755%, 03/15/2027(a)		206	193,329
4.054%, 03/15/2029(a)		139	127,431
4.279%, 03/15/2032(a)		947	846,040
Netflix, Inc. 3.625%, 05/15/2027	EUR	275	270,005
4.625%, 05/15/2029		260	257,261
5.875%, 11/15/2028	U.S.$	898	879,088
Prosus NV 3.257%, 01/19/2027(a)		604	528,500
3.68%, 01/21/2030(a)		786	627,474
Tencent Holdings Ltd. 1.81%, 01/26/2026(a)		930	858,971
2.39%, 06/03/2030(a)		460	386,486
3.24%, 06/03/2050(a)		525	364,154
Time Warner Cable LLC 4.50%, 09/15/2042		494	387,370
Weibo Corp. 3.375%, 07/08/2030		2,373	1,945,563

			9,835,909

Communications - Telecommunications – 0.3%
AT&T, Inc. 3.65%, 09/15/2059		352	263,764
Series B 2.875%, 03/02/2025(d)	EUR	400	366,594
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	247	307,251
T-Mobile USA, Inc. 2.55%, 02/15/2031		557	468,576
2.625%, 04/15/2026-02/15/2029		590	524,319
2.875%, 02/15/2031		686	569,469
3.375%, 04/15/2029		398	348,330

			2,848,303

Consumer Cyclical - Automotive – 0.5%
General Motors Co. 6.125%, 10/01/2025		169	174,751
6.80%, 10/01/2027		100	105,180
General Motors Financial Co., Inc. 5.25%, 03/01/2026		339	339,569
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		811	735,375
3.35%, 06/08/2025(a)		904	869,639

	Principal Amount (000)		U.S. $ Value

Harley-Davidson, Inc. 3.50%, 07/28/2025	U.S.$	251	$242,785
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,550	1,418,823
Volkswagen International Finance NV 0.875%, 09/22/2028(a)	EUR	700	624,051
Series 3.50%, 06/17/2025(a) (d)		300	285,128

			4,795,301

Consumer Cyclical - Other – 0.3%
Las Vegas Sands Corp. 3.50%, 08/18/2026	U.S.$	313	273,762
3.90%, 08/08/2029		1,692	1,385,207
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		77	79,763
MDC Holdings, Inc. 6.00%, 01/15/2043		1,027	844,410

			2,583,142

Consumer Cyclical - Retailers – 0.3%
Advance Auto Parts, Inc. 3.50%, 03/15/2032		16	13,729
3.90%, 04/15/2030		1,234	1,123,631
Lowe’s Cos., Inc. 3.65%, 04/05/2029		233	220,157
PVH Corp. 3.125%, 12/15/2027(a)	EUR	385	380,375
Ross Stores, Inc. 4.70%, 04/15/2027	U.S.$	1,097	1,103,373

			2,841,265

Consumer Non-Cyclical – 0.8%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	768	705,953
3.40%, 05/06/2030	U.S.$	985	839,407
4.80%, 02/14/2029		200	189,542
Amgen, Inc. 3.35%, 02/22/2032		492	450,499
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036		431	413,725
BAT Capital Corp. 2.259%, 03/25/2028		1,614	1,350,740
4.70%, 04/02/2027		245	239,524
4.906%, 04/02/2030		292	271,219
British American Tobacco PLC Series 5.25 3.00%, 09/27/2026(a) (d)	EUR	673	509,212
Cencosud SA 5.15%, 02/12/2025(a)	U.S.$	592	588,715
Cigna Corp. 4.375%, 10/15/2028		416	412,198
CVS Health Corp. 4.30%, 03/25/2028		32	31,683

	Principal Amount (000)		U.S. $ Value

Imperial Brands Finance Netherlands BV 1.75%, 03/18/2033(a)	EUR	631	$480,264
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	U.S.$	810	652,779
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		676	680,915

			7,816,375

Energy – 1.7%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		1,736	1,240,528
BP Capital Markets PLC 3.25%, 03/22/2026(a) (d)	EUR	218	206,707
3.625%, 03/22/2029(a) (d)		353	309,147
Cenovus Energy, Inc. 4.25%, 04/15/2027	U.S.$	54	52,985
4.40%, 04/15/2029		1,571	1,513,989
Chevron USA, Inc. 3.85%, 01/15/2028		173	172,093
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		1,225	958,024
5.75%, 01/15/2031(a)		905	874,030
Devon Energy Corp. 5.60%, 07/15/2041		896	889,074
Enbridge Energy Partners LP 7.375%, 10/15/2045		1,361	1,628,518
Energy Transfer LP 3.90%, 07/15/2026		407	391,514
6.25%, 04/15/2049		1,155	1,120,327
Eni SpA 4.25%, 05/09/2029(a)		775	751,316
Series NC9 3.375%, 07/13/2029(a) (d)	EUR	590	486,384
Marathon Petroleum Corp. 5.125%, 12/15/2026	U.S.$	269	275,911
6.50%, 03/01/2041		240	261,103
Oleoducto Central SA 4.00%, 07/14/2027(a)		1,046	865,472
ONEOK Partners LP 6.125%, 02/01/2041		96	91,658
ONEOK, Inc. 4.00%, 07/13/2027		263	253,398
4.35%, 03/15/2029		333	313,127
6.35%, 01/15/2031		587	613,515
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		287	253,243
Suncor Energy, Inc. 6.50%, 06/15/2038		166	182,402
6.80%, 05/15/2038		436	489,205
6.85%, 06/01/2039		281	319,486
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		438	323,024

	Principal Amount (000)		U.S. $ Value

TransCanada PipeLines Ltd. 6.10%, 06/01/2040	U.S.$	784	$846,626
6.20%, 10/15/2037		711	773,064
7.625%, 01/15/2039		216	266,978
Valero Energy Corp. 6.625%, 06/15/2037		120	130,360

			16,853,208

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(a)		668	665,620
CITIC Ltd. 2.85%, 02/25/2030(a)		626	551,780

			1,217,400

Services – 0.3%
Booking Holdings, Inc. 4.625%, 04/13/2030		1,321	1,314,725
Expedia Group, Inc. 4.625%, 08/01/2027		477	458,354
6.25%, 05/01/2025(a)		33	34,034
Global Payments, Inc. 3.20%, 08/15/2029		253	221,051
Moody’s Corp. 4.25%, 02/01/2029		347	344,741
RELX Capital, Inc. 4.75%, 05/20/2032		257	260,621
S&P Global, Inc. 4.25%, 05/01/2029(a)		232	229,791
4.75%, 08/01/2028(a)		51	51,895

			2,915,212

Technology – 1.5%
Baidu, Inc. 1.625%, 02/23/2027		782	692,602
3.425%, 04/07/2030		401	368,070
Broadcom, Inc. 3.137%, 11/15/2035(a)		119	90,898
3.187%, 11/15/2036(a)		854	648,690
4.00%, 04/15/2029(a)		180	167,116
4.15%, 11/15/2030-04/15/2032(a)		978	888,048
4.75%, 04/15/2029		39	37,899
4.926%, 05/15/2037(a)		518	465,263
Dell International LLC/EMC Corp. 6.02%, 06/15/2026		551	571,492
8.35%, 07/15/2046		93	115,872
Entegris Escrow Corp. 4.75%, 04/15/2029(a)		1,249	1,164,243
Fidelity National Information Services, Inc. 1.00%, 12/03/2028	EUR	126	114,454
Fiserv, Inc. 3.50%, 07/01/2029	U.S.$	758	691,387
Hewlett Packard Enterprise Co. 4.90%, 10/15/2025		680	691,927

	Principal Amount (000)		U.S. $ Value

HP, Inc. 5.50%, 01/15/2033	U.S.$	1,631	$1,592,444
Infor, Inc. 1.75%, 07/15/2025(a)		398	368,110
KLA Corp. 4.10%, 03/15/2029		108	107,055
Kyndryl Holdings, Inc. 2.05%, 10/15/2026(a)		1,611	1,362,311
Micron Technology, Inc. 4.185%, 02/15/2027		331	323,692
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		445	450,423
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		261	232,828
Oracle Corp. 2.875%, 03/25/2031		441	363,358
3.60%, 04/01/2040		771	577,432
3.65%, 03/25/2041		426	317,446
5.375%, 07/15/2040		248	225,703
SK Hynix, Inc. 2.375%, 01/19/2031(a)		468	369,472
TSMC Arizona Corp. 3.875%, 04/22/2027		504	502,100
VeriSign, Inc. 2.70%, 06/15/2031		84	67,654
Western Digital Corp. 2.85%, 02/01/2029		192	156,484
3.10%, 02/01/2032		899	688,714
Workday, Inc. 3.70%, 04/01/2029		205	192,143
3.80%, 04/01/2032		535	489,203

			15,094,533

Transportation - Airlines – 0.2%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		411	416,014
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		488	474,260
4.75%, 10/20/2028(a)		563	531,382

			1,421,656

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		402	361,419

Transportation - Services – 0.2%
Chicago Parking Meters 4.93%, 12/30/2025(e)		800	797,953
ENA Master Trust 4.00%, 05/19/2048(a)		1,113	840,315
FedEx Corp. 0.45%, 05/04/2029	EUR	667	582,298

			2,220,566

			78,867,750

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 7.8%
Banking – 5.3%
AIB Group PLC 0.50%, 11/17/2027(a)	EUR	700	$635,040
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)	U.S.$	425	419,241
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(a)		1,095	998,366
Banco Santander SA 4.175%, 03/24/2028		1,800	1,720,188
Bank of America Corp. 2.299%, 07/21/2032		753	608,650
2.687%, 04/22/2032		914	768,007
3.384%, 04/02/2026		321	311,155
3.419%, 12/20/2028		716	666,918
3.559%, 04/23/2027		369	353,901
4.376%, 04/27/2028		1,066	1,050,351
Series DD 6.30%, 03/10/2026(d)		223	222,873
Series Z 6.50%, 10/23/2024(d)		189	188,773
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(d)		236	230,709
BNP Paribas SA 2.871%, 04/19/2032(a)		1,098	912,076
CaixaBank SA 0.375%, 11/18/2026(a)	EUR	400	378,402
1.50%, 12/03/2026(a)	GBP	400	438,851
Capital One Financial Corp. 3.273%, 03/01/2030	U.S.$	1,072	949,289
4.927%, 05/10/2028		750	743,385
Citigroup, Inc. 1.462%, 06/09/2027		92	81,305
2.014%, 01/25/2026		150	140,648
2.666%, 01/29/2031		129	109,552
3.98%, 03/20/2030		426	398,599
4.075%, 04/23/2029		624	593,692
4.14%, 05/24/2025		508	506,344
4.658%, 05/24/2028		112	111,182
5.95%, 01/30/2023(d)		491	481,602
Series P 5.95%, 05/15/2025(d)		367	342,572
Series W 4.00%, 12/10/2025(d)		574	496,510
Series Y 4.15%, 11/15/2026(d)		340	272,153

	Principal Amount (000)		U.S. $ Value

Citizens Financial Group, Inc. 4.30%, 12/03/2025	U.S.$	837	$831,852
Commonwealth Bank of Australia 3.784%, 03/14/2032(a)		311	274,271
Cooperatieve Rabobank UA 3.25%, 12/29/2026(a) (d)	EUR	200	171,197
4.375%, 06/29/2027(a) (d)		400	368,845
Credit Suisse Group AG 0.625%, 01/18/2033(a)		110	74,466
3.091%, 05/14/2032(a)	U.S.$	1,128	902,107
4.194%, 04/01/2031(a)		1,512	1,342,626
Danske Bank A/S 0.75%, 06/09/2029(a)	EUR	640	563,365
3.875%, 09/12/2023(a)	U.S.$	542	539,908
4.298%, 04/01/2028(a)		515	488,647
Deutsche Bank AG 1.875%, 02/23/2028(a)	EUR	400	378,427
2.625%, 02/12/2026(a)		400	402,882
Deutsche Bank AG/New York NY 2.129%, 11/24/2026	U.S.$	272	241,781
2.552%, 01/07/2028		381	329,630
3.961%, 11/26/2025		455	440,776
Discover Bank 4.682%, 08/09/2028		300	291,876
Fifth Third Bancorp Series L 4.50%, 09/30/2025(d)		518	487,122
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		1,099	911,807
2.64%, 02/24/2028		133	120,626
3.102%, 02/24/2033		92	78,675
3.615%, 03/15/2028		107	101,388
Series DMTN 2.383%, 07/21/2032		811	656,416
Series V 4.125%, 11/10/2026(d)		676	554,529
HSBC Holdings PLC 2.999%, 03/10/2026		1,000	954,160
4.292%, 09/12/2026		561	548,770
4.583%, 06/19/2029		201	193,585
4.762%, 03/29/2033		609	562,497
6.375%, 03/30/2025(d)		749	726,530
ING Groep NV 4.017%, 03/28/2028		381	363,588
6.50%, 04/16/2025(d)		201	189,469
6.75%, 04/16/2024(a) (d)		281	271,536
JPMorgan Chase & Co. 1.09%, 03/11/2027(a)	EUR	712	696,992
2.58%, 04/22/2032	U.S.$	1,248	1,050,829
4.565%, 06/14/2030		779	765,897
Series I 4.709% (LIBOR 3 Month + 3.47%), 10/30/2022(d) (f)		609	577,831

	Principal Amount (000)		U.S. $ Value

Series V 4.286% (LIBOR 3 Month + 3.32%), 10/01/2022(d) (f)	U.S.$	549	$513,331
Series X 6.10%, 10/01/2024(d)		360	336,830
Lloyds Banking Group PLC 7.50%, 06/27/2024(d)		685	671,300
Mizuho Financial Group, Inc. 2.226%, 05/25/2026		225	210,530
Morgan Stanley 0.406%, 10/29/2027	EUR	550	512,401
4.21%, 04/20/2028	U.S.$	730	714,159
Series G 3.70%, 10/23/2024		905	903,000
3.772%, 01/24/2029		450	427,761
Nationwide Building Society 2.972%, 02/16/2028(a)		1,249	1,143,784
Natwest Group PLC 0.78%, 02/26/2030(a)	EUR	750	637,950
PNC Financial Services Group, Inc. (The) Series O 4.964% (LIBOR 3 Month + 3.68%), 08/01/2022(d) (f)	U.S.$	56	54,269
Santander Holdings USA, Inc. 2.49%, 01/06/2028		585	516,304
4.26%, 06/09/2025		325	321,178
4.40%, 07/13/2027		358	344,658
Santander UK Group Holdings PLC 0.603%, 09/13/2029(a)	EUR	151	129,458
2.469%, 01/11/2028	U.S.$	687	609,349
Societe Generale SA 2.797%, 01/19/2028(a)		1,898	1,695,198
Standard Chartered PLC 2.608%, 01/12/2028(a)		455	406,624
2.749% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (d) (f)		1,100	893,552
3.971%, 03/30/2026(a)		550	537,323
6.00%, 07/26/2025(a) (d)		558	529,938
Svenska Handelsbanken AB 4.375%, 03/01/2027(a) (d)		400	340,736
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (d)		800	765,120
Truist Financial Corp. Series Q 5.10%, 03/01/2030(d)		977	890,125
UBS Group AG 2.789% (SOFR + 1.58%), 05/12/2026(a) (f)		845	845,025
4.488%, 05/12/2026(a)		534	531,976
7.00%, 02/19/2025(a) (d)		400	396,084
UniCredit SpA 1.982%, 06/03/2027(a)		202	174,740
2.569%, 09/22/2026(a)		860	771,566
3.127%, 06/03/2032(a)		996	781,412

	Principal Amount (000)		U.S. $ Value

US Bancorp Series J 5.30%, 04/15/2027(d)	U.S.$	423	$364,119
Wells Fargo & Co. 3.35%, 03/02/2033		964	855,628
3.584%, 05/22/2028		168	159,118
Series BB 3.90%, 03/15/2026(d)		389	335,322

			51,905,105

Brokerage – 0.3%
Charles Schwab Corp. (The) 2.90%, 03/03/2032		3	2,638
Series G 5.375%, 06/01/2025(d)		478	474,047
Series I 4.00%, 06/01/2026(d)		1,867	1,587,585
Nomura Holdings, Inc. 2.999%, 01/22/2032		608	493,702

			2,557,972

Finance – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 01/30/2032		1,617	1,288,603
Air Lease Corp. 2.10%, 09/01/2028		459	372,208
2.875%, 01/15/2026		203	186,376
3.25%, 03/01/2025		25	23,877
3.625%, 04/01/2027		96	88,794
4.625%, 10/01/2028		81	74,871
Aircastle Ltd. 2.85%, 01/26/2028(a)		1,604	1,326,348
4.125%, 05/01/2024		215	209,081
4.25%, 06/15/2026		278	256,074
5.25%, 08/11/2025(a)		849	822,230
Aviation Capital Group LLC 1.95%, 01/30/2026-09/20/2026(a)		960	832,880
3.50%, 11/01/2027(a)		267	233,679
4.125%, 08/01/2025(a)		12	11,515
4.375%, 01/30/2024(a)		290	284,621
4.875%, 10/01/2025(a)		271	264,786
5.50%, 12/15/2024(a)		828	822,121
CDBL Funding 1 3.50%, 10/24/2027(a)		850	813,790
Synchrony Financial 2.875%, 10/28/2031		1,032	782,855
3.95%, 12/01/2027		165	150,105
4.50%, 07/23/2025		516	501,402

			9,346,216

	Principal Amount (000)		U.S. $ Value

Insurance – 0.5%
Alleghany Corp. 3.625%, 05/15/2030	U.S.$	1,097	$1,026,562
Assicurazioni Generali SpA 5.50%, 10/27/2047(a)	EUR	331	349,182
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)	U.S.$	423	379,384
Liberty Mutual Group, Inc. 3.625%, 05/23/2059(a)	EUR	365	344,454
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)	U.S.$	420	578,461
Prudential Financial, Inc. 5.875%, 09/15/2042		894	882,199
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		800	756,760
Voya Financial, Inc. 5.65%, 05/15/2053		895	844,201

			5,161,203

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		454	434,383

REITs – 0.8%
American Tower Corp. 0.50%, 01/15/2028	EUR	720	631,461
3.65%, 03/15/2027	U.S.$	413	392,961
4.05%, 03/15/2032		208	189,482
Digital Euro Finco LLC 2.50%, 01/16/2026(a)	EUR	820	826,699
Digital Realty Trust LP 3.60%, 07/01/2029	U.S.$	474	429,496
Essential Properties LP 2.95%, 07/15/2031		533	418,096
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		955	766,808
Host Hotels & Resorts LP Series E 4.00%, 06/15/2025		583	569,626
Series I 3.50%, 09/15/2030		483	412,095
Series J 2.90%, 12/15/2031		746	592,153
Office Properties Income Trust 3.45%, 10/15/2031		633	470,104
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033		425	320,722
3.625%, 10/01/2029		67	56,333
SBB Treasury Oyj 0.75%, 12/14/2028(a)	EUR	366	227,637
1.125%, 11/26/2029(a)		111	69,070
Vornado Realty LP 3.40%, 06/01/2031	U.S.$	1,023	858,584
WPC Eurobond BV 0.95%, 06/01/2030	EUR	277	212,202
1.35%, 04/15/2028		240	210,502

			7,654,031

			77,058,910

	Principal Amount (000)		U.S. $ Value

Utility – 0.5%
Electric – 0.5%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)	U.S.$	328	$309,714
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		731	631,766
Berkshire Hathaway Energy Co. 6.125%, 04/01/2036		209	230,456
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(a)		910	666,177
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		542	451,676
Electricite de France SA 2.875%, 12/15/2026(a) (d)	EUR	400	325,477
Enel Finance International NV 0.50%, 06/17/2030(a)		386	320,266
Engie Energia Chile SA 3.40%, 01/28/2030(a)	U.S.$	543	458,835
Entergy Corp. 1.90%, 06/15/2028		686	588,876
Iberdrola International BV Series NC6 1.45%, 11/09/2026(a) (d)	EUR	500	434,396
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	U.S.$	171	148,833

			4,566,472

Other Utility – 0.0%
American Water Capital Corp. 3.45%, 06/01/2029		132	124,063

			4,690,535

Total Corporates - Investment Grade (cost $185,108,829)			160,617,195

MORTGAGE PASS-THROUGHS – 6.6%
Agency Fixed Rate 30-Year – 6.4%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049-11/01/2049		1,078	1,050,180
4.00%, 06/01/2049		309	309,148
Series 2020 2.50%, 07/01/2050		493	449,930
3.50%, 01/01/2050		1,259	1,228,524
Series 2022 2.00%, 03/01/2052		2,236	1,948,107
2.50%, 04/01/2052		3,578	3,228,529
3.00%, 03/01/2052		1,443	1,348,322

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Gold Series 2016 4.00%, 02/01/2046	U.S.$	552	$559,590
Series 2017 4.00%, 07/01/2044		370	375,112
Series 2018 4.50%, 03/01/2048-11/01/2048		580	592,148
5.00%, 11/01/2048		159	164,411
Series 2019 4.50%, 02/01/2049		352	359,807
Federal National Mortgage Association Series 2007 5.50%, 08/01/2037		126	134,916
Series 2010 4.00%, 12/01/2040		234	236,840
Series 2012 3.50%, 02/01/2042-01/01/2043		2,984	2,932,423
Series 2013 3.50%, 03/01/2043-04/01/2043		1,387	1,362,421
4.00%, 10/01/2043		659	666,157
Series 2014 5.50%, 09/01/2041		377	405,456
Series 2015 3.00%, 05/01/2045-08/01/2045		738	701,603
Series 2018 3.50%, 03/01/2048		1,336	1,303,664
4.50%, 09/01/2048		1,231	1,258,066
Series 2019 3.50%, 11/01/2049		497	483,218
Series 2020 2.50%, 07/01/2050		2,754	2,515,053
3.50%, 01/01/2050		1,337	1,302,986
Series 2021 2.00%, 07/01/2051		2,325	2,023,063
2.50%, 01/01/2052		1,486	1,341,589
Series 2022 2.50%, 03/01/2052-05/01/2052		5,742	5,174,724
3.00%, 02/01/2052-03/01/2052		5,350	5,001,996
Government National Mortgage Association Series 2016 3.00%, 04/20/2046-05/20/2046		269	256,904
Series 2022 3.00%, 07/01/2052, TBA		309	291,051
4.00%, 07/01/2052, TBA		1,107	1,101,654
4.50%, 09/01/2052, TBA		4,063	4,090,973
Uniform Mortgage-Backed Security Series 2022 2.00%, 07/01/2052, TBA		5,012	4,349,007
2.50%, 07/01/2052, TBA		10,331	9,284,981
3.00%, 07/01/2052, TBA		3,991	3,715,087
4.00%, 07/01/2052, TBA		1,113	1,096,969

			62,644,609

Agency Fixed Rate 15-Year – 0.2%
Federal National Mortgage Association Series 2013 2.50%, 03/01/2028-06/01/2028		42	41,193
Series 2014 2.50%, 09/01/2029		99	96,361

	Principal Amount (000)		U.S. $ Value

Series 2016 2.50%, 11/01/2031-01/01/2032	U.S.$	1,631	$1,584,581
Series 2017 2.50%, 02/01/2032		104	101,083

			1,823,218

Total Mortgage Pass-Throughs (cost $66,884,344)			64,467,827

	Shares

INVESTMENT COMPANIES – 4.6%
Funds and Investment Trusts – 4.6%
AB All Market Real Return Portfolio - Class Z(g) (h) (cost $45,452,795)		4,910,171	45,320,878

	Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.2%
Risk Share Floating Rate – 3.8%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 3.474% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (f)	U.S.$	213	211,780
Series 2019-1A, Class M1B 3.374% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (f)		496	494,021
Series 2019-2A, Class M1C 3.624% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (f)		829	820,341
Series 2019-3A, Class M1B 3.224% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (f)		413	411,199
Series 2019-3A, Class M1C 3.574% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (f)		441	432,662
Series 2019-4A, Class M1B 3.624% (LIBOR 1 Month + 2.00%), 10/25/2029(a) (f)		225	224,783
Series 2019-4A, Class M1C 4.124% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (f)		235	231,292
Series 2019-4A, Class M2 4.474% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (f)		330	316,659
Series 2021-1A, Class M1C 3.876% (SOFR + 2.95%), 03/25/2031(a) (f)		602	591,131
Series 2021-2A, Class M1B 2.426% (SOFR + 1.50%), 06/25/2031(a) (f)		918	881,081

	Principal Amount (000)		U.S. $ Value

Series 2021-3A, Class A2 1.926% (SOFR + 1.00%), 09/25/2031(a) (f)	U.S.$	878	$855,259
Series 2022-1, Class M1B 3.076% (SOFR + 2.15%), 01/26/2032(a) (f)		335	323,833
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 4.024% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (f)		63	62,387
Series 2019-R02, Class 1M2 3.924% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (f)		52	52,385
Series 2019-R03, Class 1M2 3.774% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (f)		35	35,111
Series 2019-R06, Class 2M2 3.724% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (f)		56	55,835
Series 2019-R07, Class 1M2 3.724% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (f)		160	158,782
Series 2020-R01, Class 1M2 3.674% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (f)		319	311,867
Series 2020-R02, Class 2M2 3.624% (LIBOR 1 Month + 2.00%), 01/25/2040(a) (f)		267	262,760
Series 2021-R01, Class 1M1 1.676% (SOFR+ 0.75%), 10/25/2041(a) (f)		25	25,139
Series 2021-R01, Class 1M2 2.476% (SOFR+ 1.55%), 10/25/2041(a) (f)		48	44,248
Series 2021-R03, Class 1M2 2.576% (SOFR+ 1.65%), 12/25/2041(a) (f)		662	589,171
Series 2022-R01, Class 1M2 2.826% (SOFR + 1.90%), 12/25/2041(a) (f)		1,347	1,213,353
2.826% (SOFR+ 1.90%), 12/25/2041(a) (f)		640	576,362
Series 2022-R02, Class 2M1 2.126% (SOFR+ 1.20%), 01/25/2042(a) (f)		545	530,058
Series 2022-R02, Class 2M2 3.926% (SOFR+ 3.00%), 01/25/2042(a) (f)		602	554,936
Series 2022-R03, Class 1M2 4.426% (SOFR+ 3.50%), 03/25/2042(a) (f)		1,083	1,030,395

	Principal Amount (000)		U.S. $ Value

4.426% (SOFR + 3.50%), 03/25/2042(a) (f)	U.S.$	519	$493,457
Series 2022-R04, Class 1M2 4.026% (SOFR+ 3.50%), 03/25/2042(a) (f)		130	121,137
Series 2022-R05, Class 2M2 3.926% (SOFR + 3.00%), 04/25/2042(a) (f)		1,234	1,172,732
Series 2022-R06, Class 1M1 3.698% (SOFR + 2.75%), 05/25/2042(a) (f)		598	596,980
Series 2022-R07, Class 1M1 3.876% (SOFR + 2.95%), 06/25/2042(a) (f)		809	810,939
Eagle RE Ltd. Series 2018-1, Class M1 3.324% (LIBOR 1 Month + 1.70%), 11/25/2028(a) (f)		208	206,788
Series 2018-1, Class M2 4.624% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (f)		295	292,187
Series 2020-1, Class M1A 2.524% (LIBOR 1 Month + 0.90%), 01/25/2030(a) (f)		557	554,217
Series 2021-2, Class M1B 2.976% (SOFR+ 2.05%), 04/25/2034(a) (f)		216	208,443
Federal Home Loan Mortgage Corp. Series 2019-DNA3, Class M2 3.674% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (f)		93	92,298
Series 2019-DNA4, Class M2 3.574% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (f)		128	126,638
Series 2019-FTR2, Class M2 3.774% (LIBOR 1 Month + 2.15%), 11/25/2048(a) (f)		482	455,639
Series 2020-DNA1, Class M2 3.324% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (f)		221	218,480
Series 2020-DNA5, Class M2 3.726% (SOFR + 2.80%), 10/25/2050(a) (f)		793	794,673
Series 2021-DNA5, Class M2 2.576% (SOFR + 1.65%), 01/25/2034(a) (f)		565	544,899
Series 2021-DNA6, Class M2 2.426% (SOFR+ 1.50%), 10/25/2041(a) (f)		1,965	1,793,530

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 5.874% (LIBOR 1 Month + 4.25%), 11/25/2023(f)	U.S.$	146	$147,060
Series 2015-DNA1, Class M3 4.924% (LIBOR 1 Month + 3.30%), 10/25/2027(f)		89	89,662
Series 2015-HQA2, Class M3 6.424% (LIBOR 1 Month + 4.80%), 05/25/2028(f)		220	225,288
Series 2017-HQA2, Class M2B 4.274% (LIBOR 1 Month + 2.65%), 12/25/2029(f)		975	968,894
Series 2019-HQA3, Class M2 3.474% (LIBOR 1 Month + 1.85%), 09/25/2049(a) (f)		195	191,871
Series 2021-DNA6, Class M1 1.726% (SOFR+ 0.80%), 10/25/2041(a) (f)		64	62,760
Series 2021-DNA7, Class M2 2.726% (SOFR+ 1.80%), 11/25/2041(a) (f)		2,181	1,963,982
Series 2021-HQA4, Class M2 3.276% (SOFR+ 2.35%), 12/25/2041(a) (f)		1,184	1,021,822
Series 2022-DNA1, Class M1B 2.776% (SOFR+ 1.85%), 01/25/2042(a) (f)		731	655,673
Series 2022-DNA2, Class M1B 3.326% (SOFR+ 2.40%), 02/25/2042(a) (f)		561	517,482
Series 2022-DNA3, Class M1A 2.926% (SOFR + 2.00%), 04/25/2042(a) (f)		402	395,886
Series 2022-DNA3, Class M1B 3.826% (SOFR+ 2.90%), 04/25/2042(a) (f)		239	225,070
Series 2022-DNA4, Class M1B 4.276% (SOFR + 3.35%), 05/25/2042(a) (f)		878	834,808
Series 2022-DNA5, Class M1B 5.279% (SOFR + 4.50%), 06/25/2042(a) (f)		1,591	1,598,671
Series 2022-HQA1, Class M1B 4.426% (SOFR+ 3.50%), 03/25/2042(a) (f)		134	127,888
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 6.524% (LIBOR 1 Month + 4.90%), 11/25/2024(f)		227	233,362
Series 2014-C04, Class 2M2 6.624% (LIBOR 1 Month + 5.00%), 11/25/2024(f)		52	52,661

	Principal Amount (000)		U.S. $ Value

Series 2015-C01, Class 1M2 5.924% (LIBOR 1 Month + 4.30%), 02/25/2025(f)	U.S.$	155	$156,988
Series 2015-C02, Class 1M2 5.624% (LIBOR 1 Month + 4.00%), 05/25/2025(f)		236	236,821
Series 2015-C03, Class 1M2 6.624% (LIBOR 1 Month + 5.00%), 07/25/2025(f)		263	265,469
Series 2015-C04, Class 1M2 7.324% (LIBOR 1 Month + 5.70%), 04/25/2028(f)		368	384,287
Series 2015-C04, Class 2M2 7.174% (LIBOR 1 Month + 5.55%), 04/25/2028(f)		219	226,214
Series 2016-C01, Class 2M2 8.574% (LIBOR 1 Month + 6.95%), 08/25/2028(f)		69	72,776
Series 2016-C02, Class 1M2 7.624% (LIBOR 1 Month + 6.00%), 09/25/2028(f)		195	202,136
Series 2016-C05, Class 2M2 6.074% (LIBOR 1 Month + 4.45%), 01/25/2029(f)		1,034	1,076,749
Series 2016-C06, Class 1M2 5.874% (LIBOR 1 Month + 4.25%), 04/25/2029(f)		163	168,995
Series 2016-C07, Class 2M2 5.974% (LIBOR 1 Month + 4.35%), 05/25/2029(f)		211	218,309
Series 2017-C01, Class 1M2 5.174% (LIBOR 1 Month + 3.55%), 07/25/2029(f)		663	676,789
Series 2017-C04, Class 2M2 4.474% (LIBOR 1 Month + 2.85%), 11/25/2029(f)		395	396,181
Series 2018-C01, Class 1M2 3.874% (LIBOR 1 Month + 2.25%), 07/25/2030(f)		192	192,075
Series 2021-R02, Class 2M2 2.926% (SOFR+ 2.00%), 11/25/2041(a) (f)		967	862,737
Home RE Ltd. Series 2020-1, Class M1B 4.874% (LIBOR 1 Month + 3.25%), 10/25/2030(a) (f)		82	82,170
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 5.874% (LIBOR 1 Month + 4.25%), 11/25/2024(f) (i)		22	20,989

	Principal Amount (000)		U.S. $ Value

PMT Credit Risk Transfer Trust Series 2019-2R, Class A 4.402% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (f)	U.S.$	668	$651,800
Series 2019-3R, Class A 4.352% (LIBOR 1 Month + 2.70%), 10/27/2022(a) (f)		75	74,109
Series 2020-1R, Class A 4.002% (LIBOR 1 Month + 2.35%), 02/27/2023(f) (i)		169	166,396
Radnor RE Ltd. Series 2019-1, Class M1B 3.574% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (f)		809	806,238
Series 2019-2, Class M1B 3.374% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (f)		435	432,911
Series 2020-1, Class M1A 2.574% (LIBOR 1 Month + 0.95%), 01/25/2030(a) (f)		417	408,359
Triangle Re Ltd. Series 2021-3, Class M1A 2.826% (SOFR + 1.90%), 02/25/2034 (a) (f)		352	348,224
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.874% (LIBOR 1 Month + 5.25%), 11/25/2025(f) (i)		137	124,656
Series 2015-WF1, Class 2M2 7.124% (LIBOR 1 Month + 5.50%), 11/25/2025(f) (i)		35	32,670

			37,377,755

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 4693, Class SL 4.826% (6.15% – LIBOR 1 Month), 06/15/2047(f) (j)		1,443	210,062
Series 4719, Class JS 4.826% (6.15% – LIBOR 1 Month), 09/15/2047(f) (j)		446	61,871
Series 4954, Class SL 4.426% (6.05% – LIBOR 1 Month), 02/25/2050(f) (j)		1,518	206,800
Series 4981, Class HS 4.476% (6.10% – LIBOR 1 Month), 06/25/2050(f) (j)		3,603	448,513
Federal National Mortgage Association REMICs Series 2011-131, Class ST 4.916% (6.54% – LIBOR 1 Month), 12/25/2041(f) (j)		662	104,636
Series 2014-17, Class SA 4.426% (6.05% – LIBOR 1 Month), 04/25/2044(f) (j)		1,892	289,740

	Principal Amount (000)		U.S. $ Value

Series 2014-78, Class SE 4.476% (6.10% – LIBOR 1 Month), 12/25/2044(f) (j)	U.S.$	529	$71,276
Series 2016-77, Class DS 4.376% (6.00% – LIBOR 1 Month), 10/25/2046(f) (j)		1,186	160,383
Series 2017-62, Class AS 4.526% (6.15% – LIBOR 1 Month), 08/25/2047(f) (j)		569	84,973
Series 2017-81, Class SA 4.576% (6.20% – LIBOR 1 Month), 10/25/2047(f) (j)		568	87,143
Series 2017-97, Class LS 4.576% (6.20% – LIBOR 1 Month), 12/25/2047(f) (j)		1,153	167,234
Series 2017-97, Class SW 4.576% (6.20% – LIBOR 1 Month), 12/25/2047(f) (j)		593	84,921
Government National Mortgage Association Series 2017-65, Class ST 4.555% (6.15% – LIBOR 1 Month), 04/20/2047(f) (j)		699	110,294
Series 2017-122, Class SA 4.605% (6.20% – LIBOR 1 Month), 08/20/2047(f) (j)		547	73,092
Series 2017-134, Class SE 4.605% (6.20% – LIBOR 1 Month), 09/20/2047(f) (j)		401	50,374

			2,211,312

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 5015, Class BI 4.00%, 09/25/2050(k)		2,464	461,447
Federal National Mortgage Association REMICs Series 2020-89, Class KI 4.00%, 12/25/2050(k)		5,321	1,000,801

			1,462,248

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank NA Series 2019-CL1, Class M3 3.724% (LIBOR 1 Month + 2.10%), 04/25/2047(a) (f)		136	133,588

Non-Agency Fixed Rate – 0.0%
CIM Trust Series 2021-INV1, Class A2 2.50%, 07/01/2051		7	6,008

	Principal Amount (000)		U.S. $ Value
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2 2.50%, 06/25/2051	U.S.$	6	$5,461

			11,469

Total Collateralized Mortgage Obligations (cost $42,352,534)			41,196,372

CORPORATES - NON-INVESTMENT GRADE – 2.7%
Industrial – 1.9%
Basic – 0.2%
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	709	625,470
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)		270	218,361
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	334	279,692
Rimini Bidco SpA 5.25% (EURIBOR 3 Month + 5.25%), 12/14/2026(a) (f)	EUR	410	365,438
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(a)		447	357,635

			1,846,596

Capital Goods – 0.2%
Silgan Holdings, Inc. 2.25%, 06/01/2028		122	100,046
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)		925	838,152
TransDigm, Inc. 6.25%, 03/15/2026(a)	U.S.$	864	834,892

			1,773,090

Communications - Media – 0.4%
Altice Financing SA 3.00%, 01/15/2028(a)	EUR	320	250,072
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(a)	U.S.$	1,086	873,434
4.75%, 02/01/2032(a)		655	539,275
DISH DBS Corp. 5.25%, 12/01/2026(a)		1,260	987,386
5.75%, 12/01/2028(a)		875	647,614
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	320	291,109
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)		320	249,459

			3,838,349

Communications - Telecommunications – 0.1%
Altice France SA/France 3.375%, 01/15/2028(a)		320	250,384
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)		710	622,222
Telecom Italia SpA/Milano 1.625%, 01/18/2029(a)		525	399,707

			1,272,313

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.2%
Adient Global Holdings Ltd. 3.50%, 08/15/2024(a)	EUR	320	$303,728
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)		242	221,505
Ford Motor Credit Co. LLC 4.95%, 05/28/2027	U.S.$	1,253	1,162,860
ZF Finance GmbH 2.00%, 05/06/2027(a)	EUR	500	403,387
3.75%, 09/21/2028(a)		300	247,053

			2,338,533

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	1,057	867,067
Carnival PLC 1.00%, 10/28/2029	EUR	490	292,066
Royal Caribbean Cruises Ltd. 11.50%, 06/01/2025(a)	U.S.$	446	458,078

			1,617,211

Consumer Cyclical - Other – 0.1%
Allwyn Entertainment Financing UK PLC 4.125% (EURIBOR 3 Month + 4.13%), 02/15/2028(a)	EUR	199	189,573
NH Hotel Group SA 4.00%, 07/02/2026(a)		320	299,432

			489,005

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)	U.S.$	500	423,465
Stonegate Pub Co. Financing 2019 PLC 8.25%, 07/31/2025(a)	GBP	230	256,030

			679,495

Consumer Cyclical - Retailers – 0.0%
Levi Strauss & Co. 3.50%, 03/01/2031(a)	U.S.$	203	166,377

Consumer Non-Cyclical – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023-03/15/2029(a)		811	698,610
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	488	474,559
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)		123	109,780

	Principal Amount (000)		U.S. $ Value

Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)	EUR	260	$224,916
Grifols SA 1.625%, 02/15/2025(a)		128	123,094
IQVIA, Inc. 2.25%, 03/15/2029(a)		200	165,750
Nobel Bidco BV 3.125%, 06/15/2028(a)		320	224,882
Organon & Co.,/Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)	U.S.$	352	311,502
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	200	175,343
Paysafe Finance PLC/Paysafe Holdings US Corp. 3.00%, 06/15/2029(a)		500	391,299

			2,899,735

Other Industrial – 0.0%
Belden, Inc. 3.375%, 07/15/2027(a)		385	346,851

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)		320	272,836
Block, Inc. 2.75%, 06/01/2026(a)	U.S.$	443	393,747
Verisure Holding AB 3.25%, 02/15/2027(a)	EUR	395	341,480

			1,008,063

Technology – 0.0%
Cedacri Mergeco SpA 4.625% (EURIBOR 3 Month + 4.63%), 05/15/2028(a)		130	126,714
Playtech PLC 4.25%, 03/07/2026(a)		200	201,860

			328,574

Transportation - Airlines – 0.0%
Deutsche Lufthansa AG 3.00%, 05/29/2026(a)		200	176,282

			18,780,474

Financial Institutions – 0.7%
Banking – 0.6%
Banco Bilbao Vizcaya Argentaria SA Series 9 6.50%, 03/05/2025(d)	U.S.$	400	366,320
Banco Santander SA 7.50%, 02/08/2024(a) (d)		200	195,832

	Principal Amount (000)		U.S. $ Value

Credit Suisse Group AG 7.50%, 07/17/2023-12/11/2023(a) (d)	U.S.$	1,989	$1,861,099
Discover Financial Services Series D 6.125%, 06/23/2025(d)		1,865	1,857,503
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		400	383,540
Series E 3.928%, 09/15/2026(a)	EUR	474	490,211
Societe Generale SA 7.875%, 12/18/2023(a) (d)	U.S.$	695	682,657
8.00%, 09/29/2025(a) (d)		390	382,781

			6,219,943

Finance – 0.0%
SLM Corp. 4.20%, 10/29/2025		311	283,361

Other Finance – 0.0%
Motion Finco Sarl 7.00%, 05/15/2025(a)	EUR	255	252,893

REITs – 0.1%
Vivion Investments SARL 3.00%, 08/08/2024(a)		600	544,773

			7,300,970

Utility – 0.1%
Electric – 0.1%
EDP - Energias de Portugal SA Series NC5. 1.50%, 03/14/2082(a)		300	242,230
Vistra Corp. 7.00%, 12/15/2026(a) (d)	U.S.$	384	349,440
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		452	379,703

			971,373

Total Corporates - Non-Investment Grade (cost $32,918,435)			27,052,817

ASSET-BACKED SECURITIES – 2.4%
Other ABS - Fixed Rate – 1.2%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		1,143	1,014,724
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(a)		286	278,834
Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		302	294,351
Series 2022-X1, Class A 1.75%, 02/15/2027(a)		940	921,846

	Principal Amount (000)		U.S. $ Value

Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(a)	U.S.$	249	$234,897
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(a)		97	93,234
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		242	219,370
College Ave Student Loans Series 2021-C, Class B 2.72%, 07/26/2055(a)		311	275,980
Conn’s Receivables Funding Series 2021-A, Class A 1.05%, 05/15/2026(a)		600	596,461
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(a)		1,139	1,000,540
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)		626	545,367
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		452	399,456
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		569	548,898
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		431	391,594
Marlette Funding Trust Series 2022-2A, Class A 4.25%, 08/15/2032(a)		353	351,917
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		558	508,663
Neighborly Issuer Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		839	722,544
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(a)		447	387,870
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		140	118,749
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		859	706,195
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		457	390,982
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)		774	761,685
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(a)		89	88,242
Series 2021-3, Class B 1.66%, 07/20/2031(a)		750	691,013

			11,543,412

	Principal Amount (000)		U.S. $ Value

Autos - Fixed Rate – 1.1%
ACM Auto Trust Series 2022-1A, Class A 3.23%, 04/20/2029(a)	U.S.$	1,446	$1,440,868
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class D 4.56%, 03/20/2024(a)		1,056	1,055,998
Series 2018-1A, Class A 3.70%, 09/20/2024(a)		1,240	1,238,216
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		500	499,765
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		502	482,326
Series 2021-N4, Class D 2.30%, 09/11/2028		215	200,737
Series 2021-P4, Class D 2.61%, 09/11/2028		596	505,719
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		740	683,374
Series 2022-A, Class C 2.17%, 04/16/2029(a)		824	774,294
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)		382	366,145
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		824	735,218
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(a)		380	351,644
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(a)		622	601,650
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(a)		1,177	1,166,474
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(a)		266	258,591

			10,361,019

Credit Cards - Fixed Rate – 0.1%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(a)		602	590,391
Series 2022-1, Class A 4.63%, 07/15/2025(a)		555	544,470

	Principal Amount (000)		U.S. $ Value

Mission Lane Credit Card Master Trust Series 2021-A, Class B 2.24%, 09/15/2026(a)	U.S.$	244	$235,471

			1,370,332

Total Asset-Backed Securities (cost $24,869,117)			23,274,763

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.4%
Non-Agency Floating Rate CMBS – 1.3%
AREIT Trust Series 2022-CRE6, Class A 2.021% (SOFR + 1.25%), 01/16/2037(a) (f)		1,907	1,831,133
Ashford Hospitality Trust Series 2018-KEYS, Class A 2.325% (LIBOR 1 Month + 1.00%), 06/15/2035 (a) (f)		600	581,284
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 2.325% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (f)		1,935	1,817,648
BBCMS Mortgage Trust Series 2020-BID, Class A 3.464% (LIBOR 1 Month + 2.14%), 10/15/2037(a) (f)		1,089	1,074,456
BFLD Trust Series 2021-FPM, Class A 2.925% (LIBOR 1 Month + 1.60%), 06/15/2038(a) (f)		1,653	1,594,380
BHMS Series 2018-ATLS, Class A 2.574% (LIBOR 1 Month + 1.25%), 07/15/2035(a) (f)		612	588,319
BHP Trust Series 2019-BXHP, Class C 2.846% (LIBOR 1 Month + 1.52%), 08/15/2036(a) (f)		235	221,539
BX Commercial Mortgage Trust Series 2019-IMC, Class E 3.474% (LIBOR 1 Month + 2.15%), 04/15/2034(a) (f)		430	399,915
BX Trust Series 2018-EXCL, Class A 2.412% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (f)		254	243,137
CLNY Trust Series 2019-IKPR, Class D 3.349% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (f)		915	850,663
DBWF Mortgage Trust Series 2018-GLKS, Class A 2.625% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (f)		766	742,500

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 2.926% (SOFR + 2.00%), 01/25/2051(a) (f)	U.S.$	151	$140,635
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class D 3.274% (LIBOR 1 Month + 1.95%), 08/15/2032(a) (f)		230	217,844
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(i)		1,230	1,151,202
Invitation Homes Trust Series 2018-SFR4, Class A 2.623% (LIBOR 1 Month + 1.10%), 01/17/2038(a) (f)		823	818,558
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 2.824% (LIBOR 1 Month + 1.50%), 07/15/2036(a) (f)		372	366,717

			12,639,930

Non-Agency Fixed Rate CMBS – 1.1%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(a)		500	440,663
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		85	83,135
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(a)		2,120	2,120,163
Commercial Mortgage Trust Series 2010-C1, Class D 5.985%, 07/10/2046(a)		1,032	1,014,616
GS Mortgage Securities Trust Series 2011-GC5, Class AS 5.209%, 08/10/2044(a)		454	450,999
Series 2011-GC5, Class D 5.302%, 08/10/2044(a)		114	48,764
Series 2013-G1, Class A1 2.059%, 04/10/2031(a)		30	30,094
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		1,094	1,081,350
Series 2013-GC12, Class B 3.777%, 06/10/2046		465	460,688
Series 2014-GC18, Class D 5.226%, 01/10/2047(a)		40	16,367
GSF Issuer LLC Series 2021-1, Class A1 1.433%, 08/15/2026(i) (l)		411	378,901

	Principal Amount (000)		U.S. $ Value

Series 2021-1, Class A2 2.435%, 08/15/2026(i) (l)	U.S.$	924	$867,524
Series 2021-1, Class AS 2.638%, 08/15/2026(i) (l)		39	35,753
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		150	145,082
Series 2014-C22, Class XA 0.965%, 09/15/2047(k)		13,504	181,511
Series 2014-C26, Class AS 3.80%, 01/15/2048		770	743,403
Series 2015-C33, Class AS 4.023%, 12/15/2048		440	430,101
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class E 5.114%, 05/15/2045(a)		375	289,529
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		117	47,937
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		399	394,890
Morgan Stanley Capital I Trust Series 2011-C3, Class C 5.254%, 07/15/2049(a)		74	73,675
UBS Commercial Mortgage Trust Series 2019-C17, Class AS 3.203%, 10/15/2052		364	324,964
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.484%, 12/15/2059		125	115,956
Series 2016-NXS6, Class C 4.54%, 11/15/2049		750	694,798
WF-RBS Commercial Mortgage Trust Series 2014-C24, Class AS 3.931%, 11/15/2047		143	139,884

			10,610,747

Total Commercial Mortgage-Backed Securities (cost $24,594,924)			23,250,677

COLLATERALIZED LOAN OBLIGATIONS – 1.7%
CLO - Floating Rate – 1.7%
AGL CLO 12 Ltd. Series 2021-12A, Class D 3.913% (LIBOR 3 Month + 2.85%), 07/20/2034(a) (f)		350	318,674
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 4.213% (LIBOR 3 Month + 3.15%), 01/20/2032(a) (f)		700	637,729
Series 2021-1A, Class A 2.263% (LIBOR 3 Month + 1.20%), 07/20/2034(a) (f)		816	789,599

	Principal Amount (000)		U.S. $ Value

Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 4.144% (LIBOR 3 Month + 3.10%), 04/15/2034(a) (f)	U.S.$	375	$342,418
Ballyrock CLO 17 Ltd. Series 2021-17A, Class A1A 2.213% (LIBOR 3 Month + 1.15%), 10/20/2034(a) (f)		250	241,226
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 2.964% (LIBOR 3 Month + 1.75%), 04/26/2031(a) (f)		250	235,810
Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.994% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (f)		830	770,136
Series 2020-78A, Class D 4.044% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (f)		500	463,710
Elevation CLO Ltd. Series 2020-11A, Class C 3.244% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (f)		670	611,751
Elmwood CLO IX Ltd. Series 2021-2A, Class A 2.193% (LIBOR 3 Month + 1.13%), 07/20/2034(a) (f)		452	437,379
Series 2021-2A, Class D 4.013% (LIBOR 3 Month + 2.95%), 07/20/2034(a) (f)		368	341,540
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 2.154% (LIBOR 3 Month + 1.11%), 07/19/2034(a) (f)		340	327,827
Series 2021-1A, Class D 3.944% (LIBOR 3 Month + 2.90%), 07/19/2034(a) (f)		390	357,841
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 2.133% (LIBOR 3 Month + 1.07%), 04/20/2034(a) (f)		883	848,269
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 2.844% (LIBOR 3 Month + 1.63%), 04/26/2031 (a) (f)		250	240,814
ICG US CLO Ltd. Series 2015-1A, Class A1R 2.184% (LIBOR 3 Month + 1.14%), 10/19/2028 (a) (f)		442	437,291
Kings Park CLO Ltd. Series 2021-1A, Class A 1.478% (LIBOR 3 Month + 1.13%), 01/21/2035 (a) (f)		250	241,097

	Principal Amount (000)		U.S. $ Value

Magnetite XXVI Ltd. Series 2020-26A, Class A1R 2.304% (LIBOR 3 Month + 1.12%), 07/25/2034(a) (f)	U.S.$	1,576	$1,527,780
Marble Point CLO XI Ltd. Series 2017-2A, Class A 2.224% (LIBOR 3 Month + 1.18%), 12/18/2030(a) (f)		678	664,706
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class D 3.844% (LIBOR 3 Month + 2.80%), 07/16/2035(a) (f)		455	414,428
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 2.174% (LIBOR 3 Month + 1.13%), 07/17/2035(a) (f)		965	934,595
OCP CLO Ltd. Series 2020-18A, Class AR 2.153% (LIBOR 3 Month + 1.09%), 07/20/2032(a) (f)		1,156	1,123,363
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 2.635% (LIBOR 3 Month + 1.18%), 11/18/2031(a) (f)		461	450,910
OZLM XVIII Ltd. Series 2018-18A, Class A 2.064% (LIBOR 3 Month + 1.02%), 04/15/2031(a) (f)		745	727,624
Peace Park CLO Ltd. Series 2021-1A, Class A 2.193% (LIBOR 3 Month + 1.13%), 10/20/2034(a) (f)		287	277,939
Pikes Peak CLO 8 Series 2021-8A, Class A 2.233% (LIBOR 3 Month + 1.17%), 07/20/2034(a) (f)		1,046	1,011,673
Rad CLO 7 Ltd. Series 2020-7A, Class C 3.044% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (f)		250	233,297
Regatta XIX Funding Ltd. Series 2022-1A, Class A1 2.399% (LIBOR 3 Month + 1.32%), 04/20/2035(a) (f)		250	242,242
Regatta XX Funding Ltd. Series 2021-2A, Class D 4.144% (LIBOR 3 Month + 3.10%), 10/15/2034(a) (f)		517	461,478
Regatta XXIV Funding Ltd. Series 2021-5A, Class A1 2.213% (LIBOR 3 Month + 1.15%), 01/20/2035(a) (f)		250	239,131

	Principal Amount (000)		U.S. $ Value

Rockford Tower CLO Ltd. Series 2021-1A, Class D 4.063% (LIBOR 3 Month + 3.00%), 07/20/2034(a) (f)	U.S.$	600	$552,217
Series 2021-2A, Class D 4.313% (LIBOR 3 Month + 3.25%), 07/20/2034(a) (f)		449	406,834
Voya CLO Ltd. Series 2019-1A, Class DR 3.894% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (f)		340	293,053

Total Collateralized Loan Obligations (cost $18,139,490)			17,204,381

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.8%
Options on Equity Indices – 0.8%
Euro STOXX 50 Index Expiration: Jun 2023; Contracts: 3,870; Exercise Price: EUR 2,700.00; Counterparty: UBS AG(m)	EUR	10,449,000	493,591
FTSE 100 Index Expiration: Apr 2023; Contracts: 740; Exercise Price: GBP 6,000.00; Counterparty: UBS AG(m)	GBP	4,440,000	194,765
Nikkei 225 Index Expiration: Jun 2023; Contracts: 49,000; Exercise Price: JPY 21,500.00; Counterparty: UBS AG(m)	JPY	1,053,500,000	287,015
S&P 500 Index Expiration: Jan 2023; Contracts: 28,700; Exercise Price: USD 3,700.00; Counterparty: UBS AG(m)	USD	106,190,000	6,681,367

Total Options Purchased - Puts (premiums paid $4,626,007)			7,656,738

	Principal Amount (000)

EMERGING MARKETS - CORPORATE BONDS – 0.7%
Industrial – 0.7%
Basic – 0.1%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)	U.S.$	305	236,375
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		228	205,610
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		661	588,290
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		152	132,316

			1,162,591

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.3%
Cemex SAB de CV 3.875%, 07/11/2031(a)	U.S.$	792	$596,534
5.45%, 11/19/2029(a)		430	387,000
Embraer Netherlands Finance BV 5.40%, 02/01/2027		853	805,446
6.95%, 01/17/2028(a)		1,052	1,018,336
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		639	2,557

			2,809,873

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		1,127	874,839

Consumer Cyclical - Other – 0.0%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		587	361,592

Consumer Non-Cyclical – 0.1%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029 (a)		96	84,468
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029 (a)		202	177,760
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		606	500,011

			762,239

Energy – 0.0%
Greenko Solar Mauritius Ltd. 5.95%, 07/29/2026(a)		200	176,500
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		196	184,235

			360,735

Services – 0.1%
MercadoLibre, Inc. 2.375%, 01/14/2026		400	342,620
3.125%, 01/14/2031		307	221,097

			563,717

			6,895,586

Utility – 0.0%
Electric – 0.0%
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		184	146,740
Terraform Global Operating LLC 6.125%, 03/01/2026(i)		133	127,955

			274,695

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(a) (n)	U.S.$	125	$2,753
7.125%, 12/26/2046(a) (n)		478	14,596

			17,349

Total Emerging Markets - Corporate Bonds (cost $9,145,458)			7,187,630

QUASI-SOVEREIGNS – 0.7%
Quasi-Sovereign Bonds – 0.7%
China – 0.4%
China Development Bank Series 1904 3.68%, 02/26/2026	CNY	19,350	2,977,971
State Grid Overseas Investment Ltd. 4.125%, 05/07/2024(a)	U.S.$	951	962,307

			3,940,278

Indonesia – 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 05/21/2028(a)		618	622,558

Mexico – 0.2%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		1,377	1,054,093
4.688%, 05/15/2029(a)		921	824,468

			1,878,561

Total Quasi-Sovereigns (cost $6,577,466)			6,441,397

COVERED BONDS – 0.5%
Bank of Montreal 0.125%, 01/26/2027(a)	EUR	815	788,964
Bank of Nova Scotia (The) 0.01%, 01/14/2027(a)		537	517,538
Commonwealth Bank of Australia 0.125%, 10/15/2029(a)		850	765,392
DNB Boligkreditt AS 0.625%, 06/19/2025(a)		336	342,545
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		850	775,458
Nationwide Building Society 0.625%, 03/25/2027(a)		500	494,512
Royal Bank of Canada 0.125%, 04/26/2027(a)		1,105	1,063,551

Total Covered Bonds (cost $5,269,791)			4,747,960

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
City of New York NY Series 2021-D 1.923%, 08/01/2031	U.S.$	885	$731,342
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023		745	731,193
State Board of Administration Finance Corp. Series 2020-A 1.705%, 07/01/2027		652	589,730
Tobacco Settlement Finance Authority Series 2020 3.00%, 06/01/2035		304	290,589
University of California Series 2021-B 3.071%, 05/15/2051		1,130	853,295

Total Local Governments - US Municipal Bonds (cost $3,705,576)			3,196,149

GOVERNMENTS - SOVEREIGN AGENCIES – 0.3%
Canada – 0.2%
Canada Housing Trust No.1 1.55%, 12/15/2026 (a)	CAD	2,950	2,117,138

Japan – 0.1%
Development Bank of Japan, Inc. Series G 0.01%, 10/15/2024(a)	EUR	776	785,463

Total Governments - Sovereign Agencies (cost $3,212,384)			2,902,601

EMERGING MARKETS - SOVEREIGNS – 0.2%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(a)	U.S.$	1,307	1,004,594
5.50%, 02/22/2029(a)		250	217,234

			1,221,828

Egypt – 0.1%
Egypt Government International Bond 5.875%, 02/16/2031(a)		580	356,700

El Salvador – 0.0%
El Salvador Government International Bond 8.625%, 02/28/2029(a)		260	85,036

Ivory Coast – 0.0%
Ivory Coast Government International Bond 5.875%, 10/17/2031(a)	EUR	290	237,483

	Principal Amount (000)		U.S. $ Value

Nigeria – 0.0%
Nigeria Government International Bond 6.125%, 09/28/2028(a)	U.S.$	313	$221,115

Total Emerging Markets - Sovereigns (cost $2,899,558)			2,122,162

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Indonesia – 0.1%
Indonesia Government International Bond 1.00%, 07/28/2029	EUR	225	188,896
3.375%, 07/30/2025(a)		470	494,938

			683,834

Mexico – 0.1%
Mexico Government International Bond 3.771%, 05/24/2061	U.S.$	410	265,424
4.28%, 08/14/2041		519	410,918

			676,342

Panama – 0.0%
Panama Government International Bond 6.70%, 01/26/2036		570	617,310

			617,310

Total Governments - Sovereign Bonds (cost $2,365,623)			1,977,486

SUPRANATIONALS – 0.2%
European Investment Bank 0.75%, 07/15/2027	AUD	690	405,884
1.80%, 01/19/2027		905	568,637
Inter-American Development Bank 2.50%, 04/14/2027(a)		155	99,589
International Bank for Reconstruction & Development Series G Zero Coupon, 01/15/2027	EUR	871	849,400

Total Supranationals (cost $2,180,732)			1,923,510

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.1%
Canada – 0.1%
Province of Ontario Canada 2.70%, 06/02/2029	CAD	1,295	939,147
Province of Quebec Canada 3.65%, 05/20/2032		494	374,982

Total Local Governments - Provincial Bonds (cost $1,435,331)			1,314,129

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.1%
Japan – 0.1%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a) (cost $1,245,638)	EUR	1,070	$1,031,479

AGENCIES – 0.1%
Agency Debentures – 0.1%
Federal Home Loan Banks 2.50%, 02/13/2024 (cost $584,305)	U.S.$	585	580,701

	Shares

SHORT-TERM INVESTMENTS – 10.5%
Investment Companies – 9.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.30%(g) (h) (o) (cost $94,274,151)		94,274,151	94,274,151

	Principal Amount (000)

Governments - Treasuries – 0.6%
Japan – 0.6%
Japan Treasury Discount Bill Series 1083 Zero Coupon, 08/29/2022	JPY	787,750	5,807,392

U.S. Treasury Bills – 0.3%
U.S. Treasury Bill Zero Coupon, 09/08/2022 (cost $2,789,634)	U.S.$	2,790	2,781,524

Total Short-Term Investments (cost $103,038,254)			102,863,067

Total Investments – 102.5% (cost $1,083,116,428)(p)			1,008,642,414
Other assets less liabilities – (2.5)%			(24,550,534)

Net Assets – 100.0%			$984,091,880

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	112	September 2022	$9,191,534	$163,322
10 Yr Canadian Bond Futures	79	September 2022	7,609,703	107,955
10 Yr Japan Bond (OSE) Futures	2	September 2022	2,190,596	35,958
Euro STOXX 50 Index Futures	551	September 2022	19,869,038	66,362
Euro-BOBL Futures	127	September 2022	16,528,404	(47,246)
Euro-Bund Futures	69	September 2022	10,758,066	138,772
FTSE 100 Index Futures	12	September 2022	1,040,207	(2,499)
Hang Seng Index Futures	69	July 2022	9,560,177	(145,421)
Long Gilt Futures	21	September 2022	2,913,706	(109,434)
MSCI Emerging Markets Futures	707	September 2022	35,445,445	163,825
Nikkei 225 (OSE) Futures	10	September 2022	1,944,281	(93,780)
Russell 2000 E-Mini Futures	56	September 2022	4,782,400	(279,273)
S&P 500 E-Mini Futures	551	September 2022	104,400,725	(4,870,489)
S&P Mid 400 E-Mini Futures	11	September 2022	2,494,800	(273,362)
SPI 200 Futures	74	September 2022	8,250,457	(95,199)
TOPIX Index Futures	1	September 2022	137,861	1,116
U.S. 10 Yr Ultra Futures	39	September 2022	4,967,625	58,401
U.S. Long Bond (CBT) Futures	33	September 2022	4,574,625	(74,366)
U.S. T-Note 2 Yr (CBT) Futures	202	September 2022	42,423,156	(88,865)
U.S. Ultra Bond (CBT) Futures	63	September 2022	9,723,656	(262,005)
Sold Contracts
10 Yr Canadian Bond Futures	10	September 2022	963,254	29,817
10 Yr Japan Bond (OSE) Futures	23	September 2022	25,191,848	(133,466)
Euro-BOBL Futures	18	September 2022	2,613,105	22,795
FTSE 100 Index Futures	73	September 2022	6,327,929	(57,994)
Long Gilt Futures	84	September 2022	11,654,822	405,619
MSCI Singapore IX ETS Futures	101	July 2022	2,039,556	83,850
OMXS 30 Index Futures	231	June 2022	4,272,114	267,161
OMXS 30 Index Futures	254	July 2022	4,644,366	42,083
S&P/TSX 60 Index Futures	45	September 2022	7,988,269	44,784
U.S. 10 Yr Ultra Futures	131	September 2022	16,686,125	(116,660)
U.S. T-Note 2 Yr (CBT) Futures	4	September 2022	840,063	(8,536)
U.S. T-Note 5 Yr (CBT) Futures	65	September 2022	7,296,250	(37,627)
U.S. T-Note 10 Yr (CBT) Futures	2	September 2022	237,062	(1,096)
U.S. Ultra Bond (CBT) Futures	23	September 2022	3,549,906	94,647

				$(4,970,851)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	EUR	490	USD	521	07/28/2022	$6,617
Bank of America, NA	BRL	13,974	USD	2,728	07/05/2022	57,898
Bank of America, NA	BRL	14,130	USD	2,698	07/05/2022	(2,345)
Bank of America, NA	USD	2,668	BRL	13,974	07/05/2022	2,319
Bank of America, NA	USD	2,739	BRL	14,130	07/05/2022	(38,962)
Bank of America, NA	USD	2,757	SGD	3,823	07/08/2022	(5,101)
Bank of America, NA	JPY	746,303	USD	5,507	07/15/2022	3,143
Bank of America, NA	USD	6,223	JPY	794,503	07/15/2022	(364,013)
Bank of America, NA	MXN	57,884	USD	2,785	07/20/2022	(86,085)
Bank of America, NA	AUD	4,148	USD	2,854	07/21/2022	(9,697)
Bank of America, NA	CAD	5,006	USD	3,901	07/21/2022	11,541
Bank of America, NA	KRW	4,585,563	USD	3,548	07/27/2022	(11,119)
Bank of America, NA	USD	2,786	IDR	40,298,291	07/28/2022	(92,344)
Bank of America, NA	GBP	13,447	USD	16,871	08/25/2022	486,928
Bank of America, NA	USD	12,010	NOK	120,055	09/22/2022	200,175
Bank of America, NA	USD	5,434	SEK	55,229	09/22/2022	(16,883)
Barclays Bank PLC	USD	2,766	INR	216,514	07/07/2022	(25,199)
Barclays Bank PLC	SGD	3,885	USD	2,815	07/08/2022	19,076

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	5,095	CNH	34,273	07/21/2022	$25,287
Barclays Bank PLC	KRW	3,495,690	USD	2,706	07/27/2022	(7,096)
Barclays Bank PLC	TWD	80,561	USD	2,721	07/27/2022	7,823
Barclays Bank PLC	USD	561	KRW	702,205	07/27/2022	(15,953)
Barclays Bank PLC	EUR	3,429	USD	3,673	07/28/2022	73,942
Barclays Bank PLC	GBP	6,585	USD	8,255	08/25/2022	230,571
Barclays Bank PLC	MYR	5,519	USD	1,250	12/15/2022	63
BNP Paribas SA	USD	5,743	SGD	7,856	07/08/2022	(88,506)
BNP Paribas SA	COP	10,549,094	USD	2,759	07/15/2022	222,108
BNP Paribas SA	JPY	1,112,841	USD	8,763	07/15/2022	556,380
BNP Paribas SA	USD	2,590	COP	10,483,399	07/15/2022	(69,482)
BNP Paribas SA	MXN	110,448	USD	5,560	07/20/2022	82,090
BNP Paribas SA	MXN	56,916	USD	2,813	07/20/2022	(9,848)
BNP Paribas SA	USD	2,814	MXN	56,878	07/20/2022	7,132
BNP Paribas SA	USD	2,835	MXN	56,901	07/20/2022	(13,241)
BNP Paribas SA	AUD	1,577	USD	1,132	07/21/2022	43,416
BNP Paribas SA	CAD	3,612	USD	2,810	07/21/2022	3,642
BNP Paribas SA	USD	8,890	AUD	12,832	07/21/2022	(31,007)
BNP Paribas SA	USD	6,695	CAD	8,538	07/21/2022	(61,485)
BNP Paribas SA	USD	151	CNH	1,006	07/21/2022	(997)
BNP Paribas SA	EUR	3,065	USD	3,282	07/28/2022	65,400
BNP Paribas SA	EUR	4,315	USD	4,511	07/28/2022	(16,963)
BNP Paribas SA	USD	1,495	EUR	1,424	07/28/2022	(799)
BNP Paribas SA	USD	1,424	IDR	20,688,559	07/28/2022	(40,813)
BNP Paribas SA	USD	2,772	NZD	4,418	08/26/2022	(14,400)
Citibank, NA	BRL	14,704	USD	2,992	07/05/2022	182,161
Citibank, NA	BRL	28,522	USD	5,445	07/05/2022	(4,734)
Citibank, NA	USD	2,807	BRL	14,704	07/05/2022	2,441
Citibank, NA	USD	5,901	BRL	28,522	07/05/2022	(450,716)
Citibank, NA	USD	2,864	CHF	2,689	07/13/2022	(45,475)
Citibank, NA	USD	2,610	CLP	2,268,819	07/15/2022	(142,799)
Citibank, NA	USD	13,225	CNH	89,100	07/21/2022	85,649
Citibank, NA	KRW	10,899,580	USD	8,622	07/27/2022	163,172
Citibank, NA	TWD	28,081	USD	965	07/27/2022	19,505
Citibank, NA	USD	2,886	KRW	3,562,339	07/27/2022	(121,325)
Citibank, NA	USD	2,803	TWD	83,101	07/27/2022	(4,448)
Citibank, NA	EUR	2,708	USD	2,910	07/28/2022	68,168
Citibank, NA	IDR	40,968,080	USD	2,781	07/28/2022	42,675
Citibank, NA	USD	2,249	EUR	2,153	07/28/2022	10,570
Citibank, NA	USD	12,765	EUR	12,054	07/28/2022	(114,586)
Citibank, NA	USD	2,741	ZAR	43,959	08/18/2022	(51,103)
Credit Suisse International	NOK	26,228	USD	2,630	09/22/2022	(37,651)
Deutsche Bank AG	BRL	14,050	USD	2,673	07/05/2022	(11,722)
Deutsche Bank AG	USD	2,682	BRL	14,050	07/05/2022	2,332
Deutsche Bank AG	EUR	49,273	USD	52,076	07/28/2022	363,090
Deutsche Bank AG	USD	686	EUR	640	07/28/2022	(14,577)
Deutsche Bank AG	USD	2,652	BRL	14,050	08/02/2022	10,091
Goldman Sachs Bank USA	JPY	1,225,646	USD	9,664	07/15/2022	625,349
Goldman Sachs Bank USA	USD	17,661	JPY	2,239,921	07/15/2022	(1,142,852)
Goldman Sachs Bank USA	USD	2,550	AUD	3,600	07/21/2022	(64,099)
Goldman Sachs Bank USA	EUR	924	USD	977	07/28/2022	7,154
HSBC Bank USA	BRL	13,783	USD	2,631	07/05/2022	(2,288)
HSBC Bank USA	USD	2,675	BRL	13,783	07/05/2022	(41,810)
HSBC Bank USA	INR	218,448	USD	2,792	07/07/2022	26,826
HSBC Bank USA	USD	2,837	SGD	3,885	07/08/2022	(41,220)
HSBC Bank USA	CHF	10,512	USD	11,304	07/13/2022	287,084
HSBC Bank USA	CHF	14,256	USD	14,356	07/13/2022	(583,981)
HSBC Bank USA	CLP	2,301,596	USD	2,755	07/15/2022	252,021
HSBC Bank USA	JPY	666,603	USD	5,150	07/15/2022	234,314
HSBC Bank USA	USD	2,798	CLP	2,351,831	07/15/2022	(240,783)
HSBC Bank USA	USD	20,560	JPY	2,643,419	07/15/2022	(1,066,802)
HSBC Bank USA	AUD	20,115	USD	14,052	07/21/2022	166,346
HSBC Bank USA	CAD	4,780	USD	3,825	07/21/2022	111,388
HSBC Bank USA	CAD	5,734	USD	4,422	07/21/2022	(32,735)
HSBC Bank USA	USD	7,855	AUD	11,397	07/21/2022	12,135
HSBC Bank USA	USD	6,607	AUD	9,228	07/21/2022	(236,724)
HSBC Bank USA	USD	10,801	CAD	13,937	07/21/2022	26,384
HSBC Bank USA	USD	2,912	CNH	19,624	07/21/2022	19,903
HSBC Bank USA	TWD	138,266	USD	4,704	07/27/2022	47,738

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	USD	2,794	TWD	81,441	07/27/2022	$(51,000)
HSBC Bank USA	EUR	10,974	USD	11,479	07/28/2022	(38,771)
HSBC Bank USA	IDR	83,150,488	USD	5,646	07/28/2022	88,024
HSBC Bank USA	USD	5,609	EUR	5,303	07/28/2022	(42,159)
HSBC Bank USA	USD	1,166	GBP	957	08/25/2022	572
HSBC Bank USA	NZD	8,598	USD	5,551	08/26/2022	184,653
HSBC Bank USA	USD	3,860	NZD	6,144	08/26/2022	(24,416)
HSBC Bank USA	SEK	16,478	USD	1,613	09/22/2022	(2,903)
JPMorgan Chase Bank, NA	PLN	11,816	USD	2,628	07/07/2022	(7,980)
JPMorgan Chase Bank, NA	SGD	11,671	USD	8,373	07/08/2022	(27,563)
JPMorgan Chase Bank, NA	USD	2,755	SGD	3,816	07/08/2022	(8,903)
JPMorgan Chase Bank, NA	CHF	5,395	USD	5,550	07/13/2022	(103,775)
JPMorgan Chase Bank, NA	USD	2,426	CHF	2,326	07/13/2022	11,227
JPMorgan Chase Bank, NA	CLP	2,343,806	USD	2,848	07/15/2022	298,915
JPMorgan Chase Bank, NA	JPY	141,224	USD	1,096	07/15/2022	54,580
JPMorgan Chase Bank, NA	USD	3,008	JPY	390,481	07/15/2022	(128,416)
JPMorgan Chase Bank, NA	USD	2,820	MXN	56,871	07/20/2022	846
JPMorgan Chase Bank, NA	AUD	3,385	USD	2,414	07/21/2022	77,958
JPMorgan Chase Bank, NA	CAD	1,214	USD	956	07/21/2022	13,457
JPMorgan Chase Bank, NA	CNH	14,077	USD	2,105	07/21/2022	2,452
JPMorgan Chase Bank, NA	USD	5,558	AUD	7,737	07/21/2022	(216,808)
JPMorgan Chase Bank, NA	USD	652	CAD	843	07/21/2022	3,060
JPMorgan Chase Bank, NA	USD	6,116	CAD	7,737	07/21/2022	(104,492)
JPMorgan Chase Bank, NA	USD	2,804	KRW	3,543,727	07/27/2022	(53,978)
JPMorgan Chase Bank, NA	EUR	2,428	USD	2,539	07/28/2022	(8,554)
JPMorgan Chase Bank, NA	USD	3,010	EUR	2,809	07/28/2022	(60,987)
JPMorgan Chase Bank, NA	USD	2,809	IDR	41,129,937	07/28/2022	(59,488)
JPMorgan Chase Bank, NA	ZAR	43,730	USD	2,675	08/18/2022	(860)
Morgan Stanley Capital Services, Inc.	PLN	24,461	USD	5,455	07/07/2022	(1,705)
Morgan Stanley Capital Services, Inc.	USD	2,877	INR	220,252	07/07/2022	(88,710)
Morgan Stanley Capital Services, Inc.	USD	2,682	PLN	11,906	07/07/2022	(25,853)
Morgan Stanley Capital Services, Inc.	USD	15,101	CHF	14,468	07/13/2022	62,479
Morgan Stanley Capital Services, Inc.	JPY	2,756,256	USD	21,106	07/15/2022	779,806
Morgan Stanley Capital Services, Inc.	AUD	40,906	USD	29,335	07/21/2022	1,096,098
Morgan Stanley Capital Services, Inc.	CAD	9,167	USD	7,187	07/21/2022	64,481
Morgan Stanley Capital Services, Inc.	CNH	143,152	USD	20,938	07/21/2022	(447,470)
Morgan Stanley Capital Services, Inc.	USD	3,098	AUD	4,490	07/21/2022	1,335
Morgan Stanley Capital Services, Inc.	USD	5,122	AUD	7,190	07/21/2022	(159,115)
Morgan Stanley Capital Services, Inc.	EUR	899	USD	939	07/28/2022	(4,181)
Morgan Stanley Capital Services, Inc.	USD	5,668	GBP	4,622	08/25/2022	(35,473)
Morgan Stanley Capital Services, Inc.	USD	2,398	NOK	23,827	09/22/2022	25,729
Natwest Markets PLC	USD	3,016	JPY	409,194	07/15/2022	2,006
Natwest Markets PLC	CAD	3,104	USD	2,411	07/21/2022	(248)
Natwest Markets PLC	NZD	4,271	USD	2,685	08/26/2022	18,633
Standard Chartered Bank	BRL	13,706	USD	2,790	07/05/2022	171,448
Standard Chartered Bank	USD	2,617	BRL	13,706	07/05/2022	2,275
Standard Chartered Bank	INR	218,329	USD	2,838	07/07/2022	74,272
Standard Chartered Bank	USD	689	JPY	89,530	07/15/2022	(29,077)
Standard Chartered Bank	USD	2,924	KRW	3,796,593	07/27/2022	22,805
Standard Chartered Bank	USD	2,843	TWD	81,972	07/27/2022	(82,106)
Standard Chartered Bank	USD	3,452	IDR	49,748,580	07/28/2022	(126,204)
Standard Chartered Bank	USD	2,726	INR	217,018	09/28/2022	1,374
State Street Bank & Trust Co.	AUD	208	USD	148	07/21/2022	3,760
State Street Bank & Trust Co.	CAD	494	USD	385	07/21/2022	965

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	182	AUD	254	07/21/2022	$(6,611)
State Street Bank & Trust Co.	EUR	890	USD	950	07/28/2022	14,987
State Street Bank & Trust Co.	EUR	5,267	USD	5,501	07/28/2022	(27,088)
State Street Bank & Trust Co.	USD	336	EUR	322	07/28/2022	1,611
State Street Bank & Trust Co.	USD	2,308	EUR	2,164	07/28/2022	(36,193)
State Street Bank & Trust Co.	NZD	628	USD	405	08/26/2022	13,405
State Street Bank & Trust Co.	USD	395	NZD	628	08/26/2022	(2,769)
State Street Bank & Trust Co.	SEK	27,671	USD	2,723	09/22/2022	8,701
UBS AG	CHF	2,684	USD	2,794	07/13/2022	(18,212)
UBS AG	USD	2,789	CHF	2,712	07/13/2022	52,569
UBS AG	USD	2,846	CHF	2,683	07/13/2022	(33,887)
UBS AG	CLP	2,399,524	USD	2,887	07/15/2022	277,682
UBS AG	CLP	2,518,522	USD	2,686	07/15/2022	(52,939)
UBS AG	JPY	922,621	USD	7,046	07/15/2022	242,064
UBS AG	USD	2,832	CLP	2,411,009	07/15/2022	(209,766)
UBS AG	USD	1,997	JPY	252,111	07/15/2022	(137,541)
UBS AG	MXN	57,169	USD	2,909	07/20/2022	73,574
UBS AG	USD	2,788	MXN	56,135	07/20/2022	(4,231)
UBS AG	CAD	15,680	USD	12,539	07/21/2022	357,184
UBS AG	USD	620	AUD	873	07/21/2022	(17,976)
UBS AG	USD	21,575	CAD	26,980	07/21/2022	(614,580)
UBS AG	EUR	2,010	USD	2,155	07/28/2022	45,719
UBS AG	USD	930	EUR	880	07/28/2022	(6,477)
UBS AG	USD	15,649	SEK	159,134	09/22/2022	(41,775)

						$396,745

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022		Notional Amount (000)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	(5.00)%	Quarterly	5.76%	USD	7,074	$196,558	$(321,332)	$517,890
CDX-NAIG Series 38, 5 Year Index, 06/20/2027*	(1.00)	Quarterly	1.01	USD	43,480	815	(584,000)	584,815
Malaysia, 06/20/2027*	(1.00)	Quarterly	1.04	USD	26,220	39,292	(398,387)	437,679
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2027*	(1.00)	Quarterly	0.86	USD	13,820	(94,503)	(251,704)	157,201
Sale Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00	Quarterly	5.76	USD	16,286	(452,213)	(456,495)	4,282
iTraxxx Xover Series 37, 5 Year Index, 06/20/2027*	5.00	Quarterly	5.80	EUR	290	(8,980)	(6,322)	(2,658)

						$(319,031)	$(2,018,240)	$1,699,209

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,000	07/15/2022	1.484%	CPI#	Maturity	$453,115	$—	$453,115
USD	28,500	02/26/2025	1.589%	CPI#	Maturity	3,608,840	—	3,608,840
USD	17,150	02/28/2025	1.527%	CPI#	Maturity	2,223,419	—	2,223,419
USD	12,590	05/13/2027	3.263%	CPI#	Maturity	(136,715)	—	(136,715)
USD	12,340	05/13/2027	3.263%	CPI#	Maturity	(134,000)	—	(134,000)

						$6,014,659	$—	$6,014,659

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
NZD	1,981	11/01/2024	3 Month BKBM	2.580%	Quarterly/ Semi-Annual	$(39,906)	$—	$(39,906)
NZD	5,299	11/02/2024	3 Month BKBM	2.503%	Quarterly/ Semi-Annual	(113,125)	—	(113,125)
USD	610	04/21/2025	1.972%	3 Month LIBOR	Semi-Annual/ Quarterly	17,564	—	17,564
USD	370	06/09/2025	2.470%	3 Month LIBOR	Semi-Annual/ Quarterly	6,140	—	6,140
USD	484	08/04/2025	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	7,775	—	7,775
USD	1,990	04/27/2026	1.773%	3 Month LIBOR	Semi-Annual/ Quarterly	89,017	—	89,017
USD	840	10/04/2026	1.459%	3 Month LIBOR	Semi-Annual/ Quarterly	52,111	28,813	23,298
USD	420	11/08/2026	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	23,365	—	23,365
USD	420	11/09/2026	1.672%	3 Month LIBOR	Semi-Annual/ Quarterly	23,094	—	23,094

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,040	04/04/2027	2.436%	3 Month LIBOR	Semi-Annual/ Quarterly	$24,151	$(6,863)	$31,014
USD	580	04/26/2027	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	18,318	14	18,304
EUR	3,459	05/12/2027	6 Month EURIBOR	1.494%	Semi-Annual/ Annual	(35,021)	—	(35,021)
EUR	2,641	05/13/2027	6 Month EURIBOR	1.464%	Semi-Annual/ Annual	(30,827)	—	(30,827)
USD	10,260	06/05/2027	0.558%	3 Month LIBOR	Semi-Annual/ Quarterly	1,164,035	—	1,164,035
USD	6,030	07/20/2027	2.227%	3 Month LIBOR	Semi-Annual/ Quarterly	180,261	19,642	160,619
USD	1,360	09/27/2029	1.593%	3 Month LIBOR	Semi-Annual/ Quarterly	122,164	—	122,164
USD	1,830	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	153,775	—	153,775
USD	15,740	05/21/2031	1.617%	3 Month LIBOR	Semi-Annual/ Quarterly	1,731,231	—	1,731,231
USD	1,010	11/10/2035	2.613%	3 Month LIBOR	Semi-Annual/ Quarterly	53,133	—	53,133
EUR	2,300	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	974,315	—	974,315
EUR	2,300	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(1,048,380)	—	(1,048,380)
EUR	2,310	11/10/2050	0.023%	6 Month EURIBOR	Annual/ Semi-Annual	1,034,915	—	1,034,915
EUR	2,310	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(1,070,256)	—	(1,070,256)

						$3,337,849	$41,606	$3,296,243

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	7	$(1,595)	$(1,058)	$(537)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	7	(1,595)	(846)	(749)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	16	(3,590)	(1,875)	(1,715)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	17	(3,988)	(2,151)	(1,837)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	15	(3,390)	(1,420)	(1,970)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	22	(4,985)	(2,787)	(2,198)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	20	(4,586)	(2,277)	(2,309)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	25	(5,783)	(3,020)	(2,763)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	30	(6,780)	(3,702)	(3,078)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	36	(8,175)	(4,058)	(4,117)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	197	(45,065)	(27,524)	(17,541)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	173	(39,481)	(11,239)	(28,242)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	31	(6,979)	(3,368)	(3,611)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	31	(7,179)	(1,697)	(5,482)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	190	(43,469)	(22,553)	(20,916)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	211	(48,255)	(22,726)	(25,529)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	212	(48,454)	(22,811)	(25,643)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	224	(51,247)	(14,788)	(36,459)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	1,744	$(398,805)	$(168,203)	$(230,602)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	13	(2,991)	(1,870)	(1,121)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	16	(3,589)	(1,324)	(2,265)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	31	(6,979)	(2,838)	(4,141)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	31	(6,979)	(2,623)	(4,356)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	60	(13,759)	(6,116)	(7,643)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	71	(16,351)	(8,632)	(7,719)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	208	(47,658)	(20,906)	(26,752)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	182	(41,675)	(14,827)	(26,848)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	308	(70,389)	(39,443)	(30,946)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	610	(139,582)	(43,935)	(95,647)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	820	(187,439)	(61,439)	(126,000)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	34	(7,777)	(3,124)	(4,653)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	35	(7,976)	(3,205)	(4,771)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	49	(11,167)	(5,866)	(5,301)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	104	(23,729)	(12,084)	(11,645)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	144	$(32,901)	$(13,180)	$(19,721)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	555	(127,020)	(64,137)	(62,883)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,747	(399,430)	(138,205)	(261,225)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	237	(54,237)	(15,747)	(38,490)

						$(1,935,029)	$(777,604)	$(1,157,425)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	1 Day SOFR	Maturity	USD	10,303	09/20/2022	$140,797
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	6,630	09/16/2022	(395,291)

						$(254,494)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $246,273,825 or 25.0% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Fair valued by the Adviser.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2022.
(g)	Affiliated investments.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.28% of net assets as of June 30, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Issuer LLC Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$402,665	$378,901	0.04%
GSF Issuer LLC Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	948,523	867,524	0.09%
GSF Issuer LLC Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	39,899	35,753	0.00%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,311,560	1,151,202	0.12%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 5.874%, 11/25/2024	11/06/2015	21,938	20,989	0.00%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 4.002%, 02/27/2023	02/11/2020	169,060	166,396	0.02%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	47,000	45,217	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.874%, 11/25/2025	09/28/2015	137,422	124,656	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 7.124%, 11/25/2025	09/28/2015	34,999	32,670	0.00%

(j)	Inverse interest only security.
(k)	IO - Interest Only.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)	Non-income producing security.
(n)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2022.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $29,414,915 and gross unrealized depreciation of investments was $(98,864,843), resulting in net unrealized depreciation of $(69,449,928).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$245,508,332	$—	$245,508,332
Inflation-Linked Securities	—	216,804,163	—	216,804,163
Corporates - Investment Grade	—	160,617,195	—	160,617,195
Mortgage Pass-Throughs	—	64,467,827	—	64,467,827
Investment Companies	45,320,878	—	—	45,320,878
Collateralized Mortgage Obligations	—	41,196,372	—	41,196,372
Corporates - Non-Investment Grade	—	27,052,817	—	27,052,817
Asset-Backed Securities	—	22,218,765	1,055,998	23,274,763
Commercial Mortgage-Backed Securities	—	21,968,499	1,282,178	23,250,677
Collateralized Loan Obligations	—	17,204,381	—	17,204,381
Options Purchased - Puts	—	7,656,738	—	7,656,738
Emerging Markets - Corporate Bonds	—	7,187,630	—	7,187,630
Quasi-Sovereigns	—	6,441,397	—	6,441,397
Covered Bonds	—	4,747,960	—	4,747,960
Local Governments - US Municipal Bonds	—	3,196,149	—	3,196,149
Governments - Sovereign Agencies	—	2,902,601	—	2,902,601
Emerging Markets - Sovereigns	—	2,122,162	—	2,122,162
Governments - Sovereign Bonds	—	1,977,486	—	1,977,486
Supranationals	—	1,923,510	—	1,923,510
Local Governments - Provincial Bonds	—	1,314,129	—	1,314,129
Local Governments - Regional Bonds	—	1,031,479	—	1,031,479
Agencies	—	580,701	—	580,701
Short-Term Investments:
Investment Companies	94,274,151	—	—	94,274,151
Governments - Treasuries	—	5,807,392	—	5,807,392
U.S. Treasury Bills	—	2,781,524	—	2,781,524

Total Investments in Securities	139,595,029	866,709,209	2,338,176	1,008,642,414

Other Financial Instruments(a):
Assets:
Futures	1,726,467	—	—	1,726,467
Forward Currency Exchange Contracts	—	9,022,753	—	9,022,753
Centrally Cleared Credit Default Swaps	—	236,665	—	236,665
Centrally Cleared Inflation (CPI) Swaps	—	6,285,374	—	6,285,374
Centrally Cleared Interest Rate Swaps	—	5,675,364	—	5,675,364
Total Return Swaps	—	140,797	—	140,797
Liabilities:
Futures	(6,697,318)	—	—	(6,697,318)
Forward Currency Exchange Contracts	—	(8,626,008)	—	(8,626,008)
Centrally Cleared Credit Default Swaps	—	(555,696)	—	(555,696)
Centrally Cleared Inflation (CPI) Swaps	—	(270,715)	—	(270,715)
Centrally Cleared Interest Rate Swaps	—	(2,337,515)	—	(2,337,515)
Credit Default Swaps	—	(1,935,029)	—	(1,935,029)
Total Return Swaps	—	(395,291)	—	(395,291)

Total	$134,624,178	$873,949,908	$2,338,176	$1,010,912,262

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2022 is as follows:

							Distributions
Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2022 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$52,415	$11,632	$13,215	$295	$(5,806)	$45,321	$0	$0
Government Money Market Portfolio	179,240	260,472	345,438	0	0	94,274	190	0
Total	$231,655	$272,104	$358,653	$295	$(5,806)	$139,595	$190	$0